License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
License Agreement [Line Items]
License Agreement
9. License Agreement
In December 2017, the Company entered into a License Agreement (the vTv License Agreement) with vTv Therapeutics LLC (vTv Therapeutics), under which the Company obtained an exclusive, worldwide, sublicensable license under certain vTv Therapeutics intellectual property to develop, manufacture and commercialize PPAR
d
agonists and products containing such PPAR
d
agonists, including mavodelpar, for any therapeutic, prophylactic or diagnostic application in humans. Since the Company has suspended all development activity related to mavodelpar, it is not currently performing any development efforts under the vTv License Agreement.
Under the terms of the vTv License Agreement, the Company has paid vTv Therapeutics an initial upfront license fee of $3.0 million and $2.0 million of milestone payments and issued an aggregate of 57,643 shares of its common stock to vTv Therapeutics. On October 30, 2023, the Company repurchased from vTv Therapeutics all 57,643 shares of its common stock previously issued to vTv Therapeutics under the vTv License Agreement for an aggregate purchase price of approximately $4.4 million in a private, non-underwritten
transaction.
Upon the achievement of certain
pre-specified
development and regulatory milestones, the Company is also required to pay vTv Therapeutics milestone payments totaling up to $64.5 million. The Company is also required to pay vTv Therapeutics up to $30.0 million in total sales-based milestones upon achievement of certain sales thresholds of the licensed product. As of June 30, 2024, the Company has paid an aggregate of $2.0 million in development and regulatory milestone payments. In addition, the Company is obligated to make tiered royalty payments to vTv Therapeutics at mid-single
digit to low teen percentage royalty rates, based on tiers of annual net sales of licensed products, subject to certain customary reductions. There were no milestone payments achieved or recorded for the three and six months ended June 30, 2024 and 2023.
Although the Company has suspended development activities related to mavodelpar, it will continue to maintain and prosecute mavodelpar intellectual property.

10. License Agreement
In December 2017, the Company entered into a license agreement (the vTv License Agreement) with vTv Therapeutics LLC (vTv Therapeutics), under which the Company obtained an exclusive, worldwide, sublicensable license under certain vTv Therapeutics intellectual property to develop, manufacture and commercialize PPAR
d
agonists and products containing such PPAR
d
agonists, including mavodelpar, for any therapeutic, prophylactic or diagnostic application in humans. Since the Company has suspended all development activity related to mavodelpar, it is not currently performing any development efforts under the vTv License Agreement.
To date, the Company has paid a $3.0 million upfront payment, $2.0 million in milestone payments and issued an aggregate of 57,643 shares of its common stock to vTv Therapeutics.
On October 30, 2023, the Company repurchased from vTv Therapeutics all 57,643 shares of its common stock previously issued to vTv Therapeutics under the vTv License Agreement for an aggregate purchase price of approximately $4.4 million in a private, non-underwritten
transaction.
Upon the achievement of certain
pre-specified
development and regulatory milestones, the Company is also required to pay vTv Therapeutics milestone payments totaling up to $64.5 million. The Company is also required to pay vTv Therapeutics up to $30.0 million in total sales-based milestones upon achievement of certain sales thresholds of the licensed product. As of December 31, 2023, the Company has paid an aggregate of $2.0 million in development and regulatory milestone payments. In addition, the Company is obligated to make royalty payments to vTv Therapeutics at mid-single
digit to low teen percentage royalty rates, based on tiers of annual net sales of licensed products, subject to certain customary reductions. There were no milestone payments achieved or recorded for the years ended December 31, 2023 and 2022.